Related Party Transactions - Schedule of Related Party Transactions (Details) - Related Party [Member] - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Related Party Transactions [Line Items]
Research and development	$ 2,464,640	$ 7,813
General and administrative	265,942	12,608
Interest income	59,178
Interest expense	$ 50,785